Share Capital (Tables)	12 Months Ended
Dec. 31, 2024
Share Capital [Abstract]
Issued and outstanding common shares continuity

	Number of
	Common
(in thousands except share amounts)	Shares	Share Capital

Balance-January 1, 2023	826,325,592	$1,539,209
Issued for cash:
Shares issued proceeds-total	56,786,160	112,969
Less: share issue costs	—	(5,085)
Other share issue proceeds-total	153,237	213
Less: other share issue costs	—	(20)
Share option exercises	4,559,047	3,534
Share option exercises-transfer from contributed surplus	—	1,474
Share unit exercises-transfer from contributed surplus	3,146,335	2,730
	64,644,779	115,815
Balance-December 31, 2023	890,970,371	$1,655,024

Issued for cash:
Shares issued proceeds-total	3,000,000	14,100
Less: flow-through share premium	—	(5,850)
Less: share issue costs	—	(722)
Other share issue proceeds-total	41,895	111
Less: other share issue costs	—	(16)
Share option exercises	1,105,167	1,373
Share option exercises-transfer from contributed surplus	—	647
Share unit exercises-transfer from contributed surplus	595,668	522
	4,742,730	10,165
Balance-December 31, 2024	895,713,101	$1,665,189